UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/2013

ADVANTAGE FUNDS, INC.

-        DREYFUS GLOBAL ABSOLUTE RETURN FUND

-        DREYFUS GLOBAL DYNAMIC BOND FUND

-        DREYFUS GLOBAL REAL RETURN FUND

-        DREYFUS TOTAL EMERGING MARKETS FUND

-        DYNAMIC TOTAL RETURN FUND

FORM N-CSR

Item 1.                         Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
11	Statement of Financial Futures
12	Statement of Options Written
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
41	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Absolute
Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Global Absolute Return Fund, covering the 12-month period from November 1, 2012, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improving global economic conditions drove developed stock markets higher over much of the reporting period. Europe appeared to put the worst of its sovereign debt and banking crises behind it, and Japan embarked on a new economic course designed to reflate its long-stagnant domestic economy. However, the world’s emerging markets struggled with the effects of local economic slowdowns. As a result, equity market returns varied widely from one country to another over the past 12 months.

We currently expect global economic conditions to continue to improve in 2014, with stronger growth in many developed countries fueled by past and continuing monetary ease. The emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. In the United States, we anticipate accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through October 31, 2013, as provided by Vassilis Dagioglu, James Stavena,Torrey Zaches, and Joseph Miletich, Portfolio Managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2013, Dreyfus Global Absolute Return Fund’s Class A shares produced a total return of –0.17%, Class C shares returned –0.87% and Class I shares returned 0.17%.1 In comparison, the fund’s benchmark, the Citigroup 30-Day Treasury Bill Index, produced a total return of 0.04% for the same period.2 The fund’s ClassY shares produced a total return of –0.33% for the period since their inception of July 1, 2013, through October 31, 2013.

Global equities generally responded positively to improved economic trends, but returns in the world’s bond markets were dampened by rising long-term interest rates.The fund’s Class A, Class C and ClassY shares produced lower returns than the benchmark, primarily due to equity country selection especially among European countries and an underweight to the euro.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide exposure to global stock, bond, and currency markets. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets.The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Japan, and the larger Western European countries.

Effective November 21, 2013, the fund seeks total return through investment in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks Up, Bonds Down in Recovering Global Economy

Stock markets throughout the developed world rallied as global economic conditions improved over the reporting period. In the United States, employment gains, rebounding housing markets, and an aggressively accommodative monetary policy drove several major stock market indices to record highs. The worst of Europe’s financial crisis seems to be over, as evidenced by stronger economic data and rebounding stock prices in previously hard hit nations. Japan’s stock market was lifted by stimulative fiscal and monetary policies from a new government seeking to reflate the nation’s economy.

In global bond markets, sovereign debt securities generally lost a degree of value when longer term interest rates climbed in most regions, with the notable exception of Japan. Most foreign currencies also weakened against the U.S. dollar as investment capital flowed to larger developed markets, such as the United States, where the economic recovery proved relatively robust.

Focus on Equities Buoyed Fund Performance

Throughout the reporting period, we allocated the fund’s assets in a way that favored global stocks over bonds.This strategy enabled the fund to participate more fully in equity market gains and cushioned the impact of bond market weakness. However, our stock market selection strategy detracted from relative performance as the fund held overweight positions in higher quality, core European equity markets, such as Germany and the Netherlands, which lagged market averages during the reporting period. Underweight exposure to other European markets, such as Spain and France, prevented the fund from participating more fully in their gains.

Our allocation across global bond markets fared better.The fund successfully cushioned the full brunt of market declines through underweight positions in Canadian, German, and U.K. sovereign bond markets, more than offsetting weakness stemming from overweight exposure to U.S.Treasury securities. However, the fund’s currency allocation was challenged by an underweighted exposure to the euro and an overweight position in the Japanese yen. More positive results from tactical shifts to the British pound and Australian dollar were not enough to fully balance currency-related weakness in other regions.

During the reporting period, the fund successfully employed futures contracts, options and currency forward contracts to establish its allocations among global stock, bond, and currency markets.

4

Global Stocks Continue to Offer Attractive Values

As of the reporting period’s end, our quantitative models have continued to identify opportunities in all four of the alpha sources they consider.Although stocks have rallied, equity valuations have remained reasonable compared to historical norms, and equities have continued to provide better value than global bonds. Therefore, we recently increased the fund’s overweight exposure to global stock markets and further reduced its underweight position in fixed income markets.

Our stock market selection has continued to identify ample opportunities in Germany, and we also have established overweight positions in Hong Kong and Australian equity markets. Conversely, the fund has maintained underweight exposure to equity markets in Spain, France, and Switzerland. Our bond market selection model has found little value in most sovereign fixed-income markets, leading to significantly underweighted positions in U.K. and German government bonds. Finally, our currency model has favored the British pound and Japanese yen over the Canadian dollar and Swiss franc.

November 15, 2013

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market
liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until July 1,
2014. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. – The Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus Global Absolute Return Fund on 12/18/07 (the fund’s inception date) to a $10,000 investment made in the
Citibank 30-DayTreasury Bill Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
On June 18, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).
†††	For comparative purposes, the value of the Index as of 12/31/07 is used as the beginning value on 12/18/07.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

8

STATEMENT OF INVESTMENTS

October 31, 2013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

CHF—Swiss Franc
a	Held by or on behalf of a counterparty for open financial futures contracts.
b	Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF FINANCIAL FUTURES

October 31, 2013

See notes to financial statements.

The Fund 11

STATEMENT OF OPTIONS WRITTEN

October 31, 2013

CHF—Swiss Franc
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Year Ended October 31, 2013

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	During the period ended October 31, 2013, 1,626 Class C shares representing $18,989 were exchanged for 1,565
Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Amount represents less than .01%.
See notes to financial statements.

18

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Absolute Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

At a meeting held on June 18, 2013, the Company’s Board of Directors (the “Board”) approved effective July 1, 2013: (a) for the fund to offer ClassY shares, and (b) an increase in the authorized shares of the fund from 400 million to 500 million and authorized 100 million Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and ClassY (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Y shares are sold at net asset value per share to certain investors, including certain institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

22

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

24

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

†	Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2013 were as follows:

26

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2013, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $158,714 and unrealized appreciation $131,044. In addition, the fund deferred for tax purposes late year ordinary losses of $109,889 to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013.The fund has $158,714 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

During the period ended October 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and net operating losses, the fund increased accumulated undistributed investment income-net by $65,130, decreased accumulated net realized gain (loss) on investments by $19,026 and decreased paid-in capital by $46,104. Net assets and net asset value per share were not affected by this reclassification.

(g) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

28

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and a subsidiary of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2012 through July 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $118,890 during the period ended October 31, 2013.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended October 31, 2013, the Distributor retained $1,804 from commissions earned on sales of the fund’s Class A shares and $320 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2013, Class C shares were charged $5,812 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, Class A and Class C shares were charged $10,606 and $1,937, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $2,238 for transfer agency services and $61 for cash manage-

30

ment services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $8.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2013, the fund was charged $2,599 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $31 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2013, the fund was charged $8,887 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $8,037, Distribution Plan fees $392, Shareholder Services Plan fees $859, custodian fees $980, Chief Compliance Officer fees $7,445 and transfer agency fees $980, which are offset against an expense reimbursement currently in effect in the amount of $8,702.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

During the period ended October 31, 2013, there were no purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2013 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and the values of equities and foreign currencies, or as a substitute for an investment.The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

32

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in for-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

eign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at October 31, 2013:

34

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

36

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparties:
a	Bank of Montreal
b	BNP Paribas
c	Citigroup
d	Goldman Sachs International
e	Morgan Stanley Capital Services
f	Royal Bank of Canada
g	Standard Chartered Bank
h	UBS

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2013 is shown below:

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

38

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2013, is shown below:

Statement of Operations location:
6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2013:

At October 31, 2013, the cost of investments for federal income tax purposes was $8,523,941; accordingly, accumulated net unrealized appreciation on investments was $68,920, consisting of $92,635 gross unrealized appreciation and $23,715 gross unrealized depreciation.

The Fund 39

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Global Absolute Return Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments, financial futures and options written, of Dreyfus Global Absolute Return Fund (one of the series comprising Advantage Funds, Inc.) as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Absolute Return Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 27, 2013

40

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

42

OFFICERS OF THE FUND (Unaudited)

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

44

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
16	Statement of Financial Futures
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
25	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
41	Important Tax Information
42	Board Members Information
44	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Dynamic
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Global Dynamic Bond Fund, covering the 12-month period from November 1, 2012, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period proved to be a challenging time for fixed-income securities throughout the world. A gradually strengthening global economy, led by the United States and Japan, drove longer term interest rates higher and bond prices lower in most developed markets. Corporate-backed bonds generally held up better than their sovereign counterparts as default rates remained low and issuers’ business prospects improved along with the economy. In contrast, emerging-markets bonds were particularly hard hit when investors withdrew investment capital from developing nations in favor of industrialized economies. International fixed-income returns for U.S. residents also were hurt by a stronger U.S. dollar relative to other major currencies.

We currently expect U.S. and global economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2012, through October 31, 2013, as provided by Paul Brain, Howard Cunningham, and Jonathan Day, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2013, Dreyfus Global Dynamic Bond Fund’s Class A shares produced a total return of 2.12%, Class C shares returned 1.41%, Class I shares returned 2.33%, and ClassY shares returned 1.29%.1 In comparison, the fund’s benchmark, the Citibank 30-Day Treasury Bill Index, produced total returns of 0.20% and 0.04%, respectively, for the same period.2 While sovereign debt securities lost value when long-term interest rates climbed amid expectations that U.S. monetary policymakers would begin to back away from their quantitative easing program, corporate-backed securities fared better as issuers’ business conditions improved. The fund produced higher returns than its benchmark, mainly due to a relatively defensive duration management strategy and positive contributions from corporate bonds.

The Fund’s Investment Approach

The fund seeks total return (consisting of income and capital appreciation).To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other instruments that provide investment exposure to global bond markets, including developed and emerging capital markets. We employ a dynamic, unconstrained approach in allocating the fund’s assets globally, currently among government bonds, emerging market sovereign debt, investment grade and high yield corporate instruments and currencies.We combine a top-down approach, emphasizing global economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund’s investments. In choosing investments, we consider key trends in global economic variables, investment themes, relative valuations of debt securities and cash, long-term trends in currency movements, and company fundamentals.

Changing Economic Expectations Fueled Market Volatility

Global bond markets encountered heightened volatility over the reporting period as investors responded to new releases of economic data. In the United States, government

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bond yields began to rise, and prices declined, early in the reporting period amid reports of improving employment and housing market data.Worries about rising interest rates intensified in late May, when remarks by Federal Reserve Board (the “Fed”) Chairman Ben Bernanke were interpreted as a signal that the Fed would soon back away from quantitative easing. Bonds in the United Kingdom also exhibited weakness as a domestic recovery strengthened and investors anticipated rate hikes from the Bank of England. Bond market performance generally was weakest in the emerging markets, mainly due to slowing growth in China and significant outflows of investment capital to developed markets.

Bond market performance was mixed in Europe, where sovereign bonds in previously hard-hit countries rallied from depressed levels as the European Central Bank’s accommodative policies gained traction. However, bonds from core European nations sold off in the wake of the Fed’s tapering comments. Japan proved to be the bright spot in global fixed-income markets, as a new government’s aggressively accommodative fiscal and monetary policies sent yields lower.

Corporate-backed bonds held up relatively well in most regions of the world as business outlooks improved in the recovering economy. Lower rated corporate bonds fared especially well when yield differences narrowed along the credit quality spectrum.

Short Duration Supported Fund Performance

In this challenging environment, we set the fund’s average duration in a shorter-than-average position.This strategy helped cushion the impact of rising long-term interest rates. The fund also benefited from overweighted exposure to the corporate sector, where lower rated securities proved particularly beneficial. Finally, since early 2013, the fund has steadily reduced its exposure to emerging markets bonds, helping it temper their weakness for the year to date.

We maintained the fund’s currency strategy with 100% exposure to the strong U.S. dollar, helping to support investment returns for U.S. residents.

At times during the reporting period, we sold interest-rate futures contracts in U.S. Treasuries, U.K. Gilts and German Bunds to take advantage of narrowing yield spreads among corporate bonds without exposing the fund to additional interest rate risks.

Maintaining a Cautious Investment Posture

With signs of growth across the developed world becoming more prominent, we see the Fed’s recent postponement of tapering as a temporary reprieve for the core sovereign bond markets. Over the longer term, however, improving growth prospects

4

could lead to more moderately accommodative policies from major central banks. Therefore, longer term government bond yields could resume their upward drift, while short-term bond yields are likely to remain anchored by unchanged short-term rates.

As of the reporting period’s end, we have maintained the fund’s relatively defensive duration posture, but we have continued to find attractive opportunities among lower rated corporate bonds. Although emerging market government bonds also appear attractively valued, we remain concerned about a challenged growth outlook and the need for structural reforms.

November 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions and potentially less liquidity.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The total return figures presented for ClassY shares of the fund reflect the performance since
7/1/13 (the inception date for ClassY shares). Return figures reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an agreement in effect through July 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the returns would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
†† The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus Global Dynamic Bond Fund on 3/25/11 (the fund’s inception date) to a $10,000 investment made in the
Citibank 30-DayTreasury Bill Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
On June 18, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund expenses, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).
†††	For comparative purposes, the value of the Index as of 3/31/11 is used as the beginning value on 3/25/11.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

8

STATEMENT OF INVESTMENTS

October 31, 2013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

10

The Fund 11

STATEMENT OF INVESTMENTS (continued)

12

The Fund 13

STATEMENT OF INVESTMENTS (continued)

14

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CNY—ChineseYuan Renminbi
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
TRY—Turkish Lira
b Variable rate security—interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2013, these securities were valued at $502,614 or 4.1% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

The Fund 15

STATEMENT OF FINANCIAL FUTURES

October 31, 2013

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS

Year Ended October 31, 2013

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

22

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Dynamic Bond Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund.The fund’s investment objective is to seek total return (consisting of income and capital appreciation). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

At a meeting held on June 18, 2013, the Company’s Board of Directors (the “Board”) approved, effective July 1, 2013: (a) for the fund to offer Class Y shares; and, (b) an increase in the authorized shares of the fund from 300 million to 400 million and authorized 100 million Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Y shares are sold at net asset value per share to certain investors, including certain institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C, 399,808 Class I and all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

26

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

28

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2013 were as follows:

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are

30

normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On October 31, 2013, the Board declared a cash dividend of $.044, $.027, $.053 and $.055 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on November 1, 2013 (ex-dividend date), to shareholders of record as of the close of business on October 31, 2013.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $47,020, accumulated capital and other losses $107,765 and unrealized appreciation $115,086.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013.The fund has $86,278 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2013 and October 31, 2012 were as follows: ordinary income $649,968 and $464,049, and long-term capital gains $5,792 and $1,483, respectively.

During the period ended October 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, foreign currency gains and losses, consent fees and dividend reclassification, the fund increased accumulated undistributed investment income-net by $138,701 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-

11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

32

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, from November 1, 2012 through July 1, 2014, for Class A, Class C and Class I shares and from July 1, 2013 through July 1, 2014 for ClassY shares, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .85% of the value of the average daily net assets of their class. The reduction in expenses, pursuant to the undertaking, amounted to $132,306 during the period ended October 31, 2013.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual rate of .29% of the value of the fund’s average daily net assets.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended October 31, 2013, the Distributor retained $270 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2013, Class C shares were charged $4,857 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, Class A and Class C shares were charged $4,012 and $1,619, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $763 for transfer agency services and $23 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

34

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2013, the fund was charged $8,389 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $11 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2013, the fund was charged $8,887 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $6,160, Distribution Plan fees $484, Shareholder Services Plan fees $576, custodian fees $2,571, Chief Compliance Officer fees $7,445 and transfer agency fees $380, which are offset against an expense reimbursement currently in effect in the amount of $13,294.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts and financial futures during the period ended October 31, 2013, amounted to $16,399,407 and $14,817,035, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2013 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to

36

foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at October 31, 2013:

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparties:
a	UBS
b	JP Morgan Chase Bank
c	Royal Bank of Scotland

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2013 is shown below:

Statement of Assets and Liabilities location:
1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.
3	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

38

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2013 is shown below:

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2013:

At October 31, 2013, the cost of investments for federal income tax purposes was $12,124,831; accordingly, accumulated net unrealized appreciation on investments was $110,609, consisting of $298,777 gross unrealized appreciation and $188,168 gross unrealized depreciation.

The Fund 39

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Global Dynamic Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Global Dynamic Bond Fund (one of the series comprising Advantage Funds, Inc.) as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Dynamic Bond Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 27, 2013

40

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 11.50% of ordinary income dividends paid during the fiscal year ended October 31, 2013 as qualifying interest related dividends. In accordance with federal tax law, the fund hereby reports 2.79% of ordinary dividends paid during the fiscal year ended October 31, 2013, as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2013, certain dividends paid by the fund may be subject to a maximum tax, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $20,950 represents the maximum amount that may be considered qualified dividend income. Also, the fund hereby designates $.0066 per share as a long-term capital gain distribution and $.2026 per share as a short-term capital gain distribution paid on December 27, 2012.

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited)

42

The Fund 43

OFFICERS OF THE FUND (Unaudited)

44

The Fund 45

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
25	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Important Tax Information
45	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
49	Board Members Information
51	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real
Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Global Real Return Fund, covering the 12-month period from November 1, 2012, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improving global economic conditions drove developed stock markets higher over much of the reporting period. Europe appeared to put the worst of its sovereign debt and banking crises behind it, and Japan embarked on a new economic course designed to reflate its long-stagnant domestic economy. However, the world’s emerging markets struggled with the effects of local economic slowdowns. As a result, equity market returns varied widely from one country to another over the past 12 months.

We currently expect global economic conditions to continue to improve in 2014, with stronger growth in many developed countries fueled by past and continuing monetary ease. The emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. In the United States, we anticipate accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2012, through October 31, 2013, as provided by Suzanne Hutchins (Lead) and James Harries, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2013, Dreyfus Global Real Return Fund’s Class A shares produced a total return of 5.42%, Class C shares returned 4.58%, Class I shares returned 5.79%, and ClassY shares returned 4.59%.1 In comparison, the fund’s performance baseline benchmark, the U.S. $ 1-Month London Interbank Offered Rate (LIBOR), and the fund’s benchmark, the Citibank 30-Day Treasury Bill Index, produced total returns of 0.20% and 0.04%, respectively, for the same period.2,3 Stocks in most developed markets rallied amid aggressively accommodative monetary policies, while bonds generally lost value when long-term interest rates climbed.The fund’s return seeking investments, including global equities and high yield bonds, enabled the strategy to deliver its results with below average volatility.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income).To pursue its goal, the fund uses an actively-managed multi-asset strategy to produce positive absolute or real returns exhibiting less volatility than major equity markets over a complete market cycle, typically a period of five years. The fund is not managed relative to an index, but rather seeks to provide returns that are largely independent of market moves.

The fund currently invests in a core of return-seeking assets, including global equities, convertible bonds and global high yield corporate bonds to meet its return objective. To complement this core and to provide capital protection as well as to reduce volatility the fund is invested in other asset types where we find value, including commodities, currencies, select government bonds and index-linked securities and derivatives. The fund must invest at least 10% of the value of its total assets in equity securities and at least 10% of the value of its total assets in fixed income securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

To allocate the fund’s assets, we combine a top-down approach emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research. In choosing investments, we consider economic trends as emphasized by our global investment themes, security valuation, and company fundamentals. Within markets and sectors, we seek attractively priced companies possessing sustainable competitive advantages, and we may invest in such companies anywhere across their capital structure and where we find the best risk reward. Identifying the right security characteristics for the prevailing investment environment is key to our approach, which currently emphasizes income generation.

Easy Money Policies Drove Global Equities Higher

Global equity markets advanced and bond markets generally fell over the reporting period amid aggressively accommodative policies from monetary policymakers, including quantitative easing programs involving massive bond purchases. Indeed, while we disagree, the market’s consensus view is that quantitative easing has produced a sustainable recovery in the United States and an end to recession in Europe. Japan embarked on its own quantitative easing program in an attempt to reflate its economy.

Global financial markets encountered heightened volatility in late May, when remarks by Federal Reserve Board (the “Fed”) Chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would soon back away from quantitative easing. However, most equity markets stabilized over the summer and rallied in September when the Fed refrained from tapering its asset purchases. However, investors turned their attention away from dividend-paying stocks to the more speculative stocks of economically sensitive companies. In contrast, bond market declines were widespread but especially severe in emerging markets.

Equities Supported Fund Performance

The fund participated in the equity markets’ gains, more than offsetting weakness at times when various asset classes moved in tandem. Our emphasis on finding innovative companies with strong structural growth, sustainable cash flows, and strong balance sheets led to strong gains in health care companies GlaxoSmithKline, Novartis, and Roche Holding. Our focus on stable growth enabled participation in gains by tobacco manufacturers British American Tobacco, Reynolds American, and Japan Tobacco. In the telecommunications services sector, European operators with strong track records, balance sheets, and cash flows fared well, including Deutsche Telekom and Swisscom.

The fund employed options on equity market indices as a direct hedge to protect part of the fund’s return seeking assets from possible market declines, as well as options designed to protect the fund from changes in market volatility.

4

Maintaining a Cautious Investment Posture

We remain skeptical of the market’s view that quantitative easing has produced a sustainable global economic recovery. Rather, we expect retrenchment as quantitative easing support is withdrawn. Consequently, we have continued to emphasize companies whose business models are less economically sensitive and focused on structural growth. We have maintained positions in bonds that we believe can cushion the impact of unexpected stock market declines, and we have retained the fund’s exposure to gold, which we believe could benefit from current reflationary policies and paper currency debasement.

November 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies.Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.
The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures, forward contracts and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 1, 2014, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The total return figures presented for ClassY shares of the fund reflect the performance since 7/1/13
(the inception date for ClassY shares).
2 SOURCE: LIPPER – Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days. Investors cannot invest directly in any index.
3 SOURCE: BLOOMBERG – London Interbank Offered Rate (LIBOR).The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short term interest rates, and is an international rate.The London Interbank Offered
Rate is fixed each morning at 11 a.m. London time by the British Bankers’ Association (BBA).The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’ Association the four highest and lowest are then eliminated and an average of the remaining eight is calculated to arrive at the fix.
Eurodollar Libor is calculated on an ACT/360 day count basis and settlement is for two days hence.

The Fund 5

FUND PERFORMANCE

† Source: Bloomberg L.P.
†† Source: Lipper Inc.
††† The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus Global Real Return Fund on 5/12/10 (the fund’s inception date) to a $10,000 investment made in the
Citibank 30-Day Treasury Bill Index and the U.S.$ 1-Month London Interbank Offered Rate (LIBOR) Index on
that date.All dividends and capital gain distributions are reinvested.
On June 18, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Citibank 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U. S. Treasury with maturities of 30 days. LIBOR is the rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short term interest rates, and is an international rate. LIBOR is fixed each morning at 11 a.m. London time by the British Bankers’ Association (BBA). The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’ Association; the four highest and lowest are then eliminated and an average of the remaining eight is calculated to arrive at the fix. Eurodollar LIBOR is calculated on an ACT/360 day count basis and settlement is for two days hence. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).
†††	For comparative purposes, the value of each Index as of 4/30/10 is used as the beginning value on 5/12/10.

The Fund 7

8

STATEMENT OF INVESTMENTS

October 31, 2013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

10

The Fund 11

STATEMENT OF INVESTMENTS (continued)

12

The Fund 13

STATEMENT OF INVESTMENTS (continued)

14

The Fund 15

STATEMENT OF INVESTMENTS (continued)

GBP—British Pound
SDR—Swedish Depository Receipts
a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
b Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c Variable rate security–interest rate subject to periodic change.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2013, these securities were valued at $1,719,560 or 1.20% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer
Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
g Security issued with a zero coupon. Income is recognized through the accretion of discount.
h Non-income producing security.
i Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS

Year Ended October 31, 2013

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	During the period ended October 31, 2013, 691 Class C shares representing $10,055 were exchanged for 683
Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

[a]	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

[a]	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

22

a	From May 12, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d] Annualized.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

At a meeting held on June 18, 2013, the Company’s Board of Directors (the “Board”) approved, effective July 1, 2013: (a) for the fund to offer ClassY shares; and (b) an increase in the authorized shares of the fund from 300 million to 400 million and authorized 100 million Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Y shares are sold at net asset value per share to certain investors, including certain institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

26

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable

28

issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

30

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2013 were as follows:

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,183,463, undistributed capital gains $253,462, other accumulated losses $14,869 and unrealized appreciation $7,146,775.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2013 and October 31, 2012 were as follows: ordinary income $428,779 and $270,888, and long-term capital gains $0 and $54,353, respectively.

During the period ended October 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $1,025,655 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”.

32

ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2013 was approximately $139,700 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee, Sub-Investment Advisory and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Effective October 1, 2013, the Board approved reducing the management fee to an annual rate of .75% of the value of the fund’s average daily net assets.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

Dreyfus had contractually agreed, from November 1, 2012 through September 30, 2013 for Class A, Class C and Class I shares and from July 1, 2013 through September 30, 2013 for ClassY shares, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.25% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed, from October 1, 2013 through July 1, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding certain expenses as described above) exceed .90% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $6,487 during the period ended October 31, 2013.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .43% of the value of the fund’s average daily net assets. Effective October 1, 2013, the Board approved reducing the sub-investment advisory fee to an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended October 31, 2013, the Distributor retained $1,747 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2013, Class C shares were charged $18,810 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals)

34

with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, Class A and Class C shares were charged $64,217 and $6,270, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $4,142 for transfer agency services and $121 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $17.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2013, the fund was charged $31,456 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $64 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended October 31, 2013, the fund was charged $8,887 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $87,617, Distribution Plan fees $3,471, Shareholder Services Plan fees $8,215, custodian fees $9,462, Chief Compliance Officer fees $7,445 and transfer agency fees $584, which are offset against an expense reimbursement currently in effect in the amount of $3,371.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts, during the period ended October 31, 2013, amounted to $106,158,387 and $37,662,809, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received

36

or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At October 31, 2013, there were no financial futures outstanding.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the value of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At October 31, 2013, there were no options written outstanding.

The following summarizes the fund’s call/put options written during the period ended October 31, 2013:

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the

38

value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at October 31, 2013:

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

40

Counterparties:
a	UBS
b	JP Morgan Chase Bank
c	Royal Bank of Scotland

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2013 is shown below:

Statement of Assets and Liabilities location:
1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.
3	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2013 is shown below:

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2013:

At October 31, 2013, the cost of investments for federal income tax purposes was $139,908,952; accordingly, accumulated net unrealized appreciation on investments was $7,087,426, consisting of $9,832,088 gross unrealized appreciation and $2,744,662 gross unrealized depreciation.

42

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Global Real Return Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Global Real Return Fund (one of the series comprising Advantage Funds, Inc.) as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Real Return Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 27, 2013

The Fund 43

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2013:

—the total amount of taxes paid to foreign countries was $124,760

—the total amount of income sourced from foreign countries was $2,625,782.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2013 calendar year with Form 1099-DIV which will be mailed in early 2014. For the fiscal year ended October 31, 2013, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $428,779 represents the maximum amount that may be considered qualified dividend income.

44

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on September 24, 2013, the Board considered the approval of an amendment of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and an amendment of the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. Dreyfus proposed to amend the Management Agreement to lower the management fee payable by the fund from an annual rate of .90% to .75% and to amend the Sub-Investment Advisory Agreement to lower the sub-advisory fee payable by Dreyfus from an annual rate of .43% to .36%, each effective October 1, 2013.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review of the Agreements by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. Since the Board had renewed the Agreements at a meeting held on March 4-5, 2013 (the “March Meeting”), and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations at the March Meeting.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The nature, extent and quality of services provided had been considered at the March Meeting, and there had been no material changes in this information. Dreyfus representatives stated, and the Board considered, that the Sub-Adviser would continue to provide research and portfolio management and that Dreyfus would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered that Dreyfus does not believe that the proposed amend-

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT

AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

ments to the Agreements would have any adverse impact on the scope or quality of the services provided to the fund by Dreyfus or the Sub-Adviser; and the proposed amendments also would not result in any change to the investment management of the fund.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”), all for various periods ended July 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and the Expense Group.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for the one-, two- and three-year periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and discussed the results of the comparisons. The Board noted that the fund’s proposed contractual management fee was below the Expense Group median for both contractual and actual management fees and the fund’s total expenses (both the current actual expenses and the proposed expenses after giving effect to the expense limitation described below) were below the Expense Group median.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until July 1, 2014, so that annual direct fund operating expenses of each of

46

the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .90% of the fund’s average daily net assets. Dreyfus representatives explained that this new contractual expense limit would replace the current contractual expense limit in place with respect to the fund, which limits the expenses of each of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) to 1.25% of the fund’s average daily net assets until July 1, 2014.The Board considered that the amendments would reduce the management fee payable by the fund to Dreyfus, the sub-advisory fee payable by Dreyfus to the Sub-Adviser and the fund’s expense ratio.

Dreyfus did not provide the Board with the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund because this information had been reviewed at the March Meeting.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to Dreyfus and the Sub-Adviser at the March Meeting. Dreyfus representatives noted that the amendments would result in a reduction in Dreyfus’ and the Sub-Adviser’s fee (and therefor negatively impacting profitability and economies of scale) and that potential benefits would not change materially as a result of the amendments from those considered at the March Meeting.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to amendment of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Sub-Adviser continue to be adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees to be paid to Dreyfus and the Sub-Adviser continue to be reasonable in light of the considerations described above.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives.

48

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 49

BOARD MEMBERS INFORMATION (Unaudited) (continued)

50

OFFICERS OF THE FUND (Unaudited)

The Fund 51

OFFICERS OF THE FUND (Unaudited) (continued)

52

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
19	Statement of Options Written
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
49	Report of Independent Registered Public Accounting Firm
50	Important Tax Information
51	Board Members Information
53	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Total Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Total Emerging Markets Fund, covering the 12-month period from November 1, 2012, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improving global economic conditions drove developed stock markets higher over much of the reporting period. Europe appeared to put the worst of its sovereign debt and banking crises behind it, and Japan embarked on a new economic course designed to reflate its long-stagnant domestic economy. However, the world’s emerging markets struggled with the effects of local economic slowdowns. As a result, equity market returns varied widely from one country to another over the past 12 months.

We currently expect global economic conditions to continue to improve in 2014, with stronger growth in many developed countries fueled by past and continuing monetary ease. The emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. In the United States, we anticipate accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through October 31, 2013, as provided by Sean P. Fitzgibbon and Alexander Kozhemiakin, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2013, Dreyfus Total Emerging Markets Fund’s Class A shares produced a total return of 6.25%, Class C shares returned 5.42% and Class I shares returned 6.52%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned 6.53% for the same period.The fund’s ClassY shares produced a total return of 7.45% for the period since its inception of July 1, 2013, through October 31, 2013.

Emerging stock and bond markets advanced modestly amid improving global economic data.The fund mildly underperformed the benchmark, mainly due to its allocation to fixed income, which lagged equities in a rising market.

The Fund’s Investment Approach

The fund seeks to maximize total return. To pursue its goal, the fund normally invests at least 80% of its assets in equities, bonds, and currencies issued by, or economically tied to, emerging markets.We base asset and country allocation decisions on our global macro-economic view and top-down country-specific outlooks, along with our bottom-up valuation assessments of individual securities. Equity, bond and currency investments all rely on in-depth fundamental analysis, supported by proprietary quantitative models. By constructing a portfolio that is liquid and diversified from an asset class and country perspective, we seek to reduce volatility and country concentration risk.

Markets Gained Despite Economic Uncertainty

Investor sentiment was bolstered at the end of 2012 by improving economic data from China, the announcement of reforms to Indian regulatory and fiscal policies, and the launch of a new European quantitative easing program. However, slowing growth in China, renewed tensions in Europe over its financial crisis and comments from the U.S. Federal Reserve that it could soon begin to “taper” its quantitative easing program led to heightened volatility in emerging equities markets. After rising in late 2012, the MSCI EM Index lost ground during the first half of 2013. By mid-summer, emerging market equities appeared to stabilize, and improving economic conditions in more developed markets led investors to anticipate strengthening demand for emerging

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

market exports. Consequently, the MSCI EM Index rose during the final three months of the reporting period. Countries reporting relatively strong economic growth, such as China and Thailand, produced the best performance, while those facing more severe economic headwinds, such as Brazil, ended the reporting period with stock market averages in negative territory.

Emerging market bonds rallied in the first half of the period as loose global monetary policy appeared set to continue, then exhibited heightened volatility amid expectations that the Federal Reserve Board (the “Fed”) would soon begin to back away from its quantitative easing program. This led U.S. Treasury rates to rise reducing the relative attractiveness of fixed income investments in general, and of emerging markets fixed income in particular. Bonds sold off in anticipation of such a move, stabilized over the summer, and rebounded in September and October after the Fed unexpectedly postponed its tapering plans.

Strong Stock Selections Drove Performance

Volatility in global equity markets and the relative attractiveness of emerging markets bonds at a time of slow growth led us to allocate roughly 30% of the fund’s assets to fixed income and 70% to equities during the reporting period.This positioned the fund to cushion itself from periods of volatility in equities, such as that seen in the market sell-off of May – June 2013.

The fund also benefited from our stock selection. In China, top individual holdings included automaker GreatWall Motor, which captured market share. In addition, Hong Kong-based casino operator SJM Holding experienced strong consumer traffic, clinical research company WuXi PharmaTech saw increased growth in biologics backed by effective cost controls, and drug maker Sino Biopharmaceutical encountered robust demand for its products. Equity investments in Thailand also fared well, led by Bangkok Bank and PTT Global Chemical. Disappointments included Brazilian homebuilder Rossi Residencial and shopping mall developer BR Malls, which suffered in a weak Brazilian economy with rising local interest rates. Underweighted equity exposure to Taiwan undermined relative returns, as did declines in technology manufacturers Hon Hai Precision Industry and TPK.

The fund’s bond portfolio fared well over the first half of the reporting period and from September through the end of October 2013.We limited the portfolio’s losses during the more volatile spring and summer months by taking profits in areas where valuations appeared stretched, such as Mexico, reducing the portfolio’s average duration and executing tactical trades in certain currencies, including the

4

Brazilian real.The portfolio also benefited from being underweight the U.S. dollar and local currency denominated bonds of Indonesia and Turkey.

Focusing on Global Growth Areas

The fund has remained focused on finding attractive growth opportunities at reasonable valuations. We have emphasized areas likely to benefit from increasing demand from developed markets, while keeping a close eye on countries, such as India, that are attempting to put structural reforms in place.

As of the reporting period’s end, we have continued to allocate roughly 70% of the fund’s assets to stocks and 30% to bonds in order to continue dampening the volatility of equities markets. Allocations across national stock markets were little changed over the reporting period, with minor trimming of gains in Thailand and China, and mildly increased exposure to Russia.The fund’s fixed income portfolio held roughly market-neutral duration and currency exposures, while emphasizing holdings in countries, such as Mexico and Russia, that tend to be less dependent on foreign capital.

November 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Bond securities are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market
liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until July 1,
2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower for Class A and Class C.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in
Europe, Latin America and the Pacific Basin. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of Dreyfus Total Emerging Markets Fund on 3/25/11 (the fund’s inception date) to a $10,000 investment made in the Morgan Stanley Capital International Emerging Markets Index (the “Index”). All dividends and capital gain distributions are reinvested.

On June 18, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a market capitalization-weighted index composed of companies representative of the market structure of 21 emerging market countries in Europe, Latin America and the Pacific Basin.The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.The Index includes net dividends reinvested. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund expenses, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).
†††	For comparative purposes, the value of the Index as of 3/31/11 is used as the beginning value on 3/25/11.

The Fund 7

8

STATEMENT OF INVESTMENTS

October 31, 2013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

10

The Fund 11

STATEMENT OF INVESTMENTS (continued)

12

The Fund 13

STATEMENT OF INVESTMENTS (continued)

14

The Fund 15

STATEMENT OF INVESTMENTS (continued)

16

The Fund 17

STATEMENT OF INVESTMENTS (continued)

ADR—American Depository Receipts
a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
COP—Colombian Peso
IDR—lndonesian Rupiah
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian New Sol
PLN— Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2013, these securities were valued at $6,187,980 or 7.2% of net assets.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security—interest rate subject to periodic change.
f Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer Price
Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
h Non-income producing security.
i Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

18

STATEMENT OF OPTIONS WRITTEN

October 31, 2013

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013

See notes to financial statements.

20

STATEMENT OF OPERATIONS

Year Ended October 31, 2013

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

22

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	During the period ended October 31, 2013, 265 Class C shares representing $3,332 were exchanged for 262
Class A shares.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized
See notes to financial statements.

24

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

a	From March 25, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized
See notes to financial statements.

26

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Total Emerging Markets Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective seeks to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on June 18, 2013, the Company’s Board of Directors (the “Board”) approved, effective July 1, 2013: (a) for the fund to offer Class Y shares; and, (b) an increase in the authorized shares of the fund from 300 million to 400 million and authorized 100 million Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Y shares are sold at net asset value per share to certain investors, including certain institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

28

As of October 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A, 40,000 Class C, 732,512 Class I and all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for

30

valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

32

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2013 were as follows:

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political

34

and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $942,870, accumulated capital and other losses $5,541,066 and unrealized appreciation $3,699,605.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013.The fund has $4,745,825 of post-enactment short-term capital losses and $764,392 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2013 and October 31, 2012 were as follows: ordinary income $250,584 and $996,874, respectively.

During the period ended October 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, swap periodic payments and consent fees, the fund decreased accumulated undistributed investment income-net by $330,001 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”),“Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial

36

statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.

The Manager had contractually agreed, from November 1, 2012 through March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.40% of the value of the fund’s average daily net assets.The Manager has also contractually agreed, from March 2, 2013 through July 1, 2014 for Class A, Class C and Class I shares and from July1, 2013 through July 1, 2014 for Class Y shares, to waive receipt of its fees and/or assume

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

the expenses of the fund so that the direct expenses of none of the classes (excluding certain expenses as described above) exceed 1.35% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $1,688 during the period ended October 31, 2013.

During the period ended October 31, 2013, the Distributor retained $2 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2013, Class C shares were charged $5,152 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, Class A and Class C shares were charged $3,037 and $1,718, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for provid-

38

ing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $1,349 for transfer agency services and $47 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2013, the fund was charged $102,071 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $22 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2013, the fund was charged $8,887 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $72,398, Distribution Plan fees $456, Shareholder Services Plan fees $443, custodian fees $28,000, Chief Compliance Officer fees $7,445 and transfer agency fees $344, which are offset against an expense reimbursement currently in effect in the amount of $418.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options, forward contracts and swap transactions, during the period ended October 31, 2013, amounted to $87,630,776 and $75,548,331, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At October 31, 2013, there were no financial futures outstanding.

40

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended October 31, 2013:

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-

42

formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at October 31, 2013:

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

44

Counterparties:
a	Deutsche Bank
b	Citigroup
c	Goldman Sachs International
d	JP Morgan Chase Bank
e	Standard Chartered Bank
f	Barclays Bank
g	Credit Suisse
h	Morgan Stanley Capital Services
i	UBS
j	Bank of America
k	HSBC

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

The fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk is mitigated by MNA between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at October 31, 2013:

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

46

Fair value of derivative instruments as of October 31, 2013 is shown below:

Statement of Assets and Liabilities location:
1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.
3	Outstanding options written, at value.
4	Unrealized depreciation on swap agreements.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2013 is shown below:

Statement of Operations location:
5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net realized gain (loss) on swap transactions.
8	Net unrealized appreciation (depreciation) on options transactions.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[10] Net unrealized appreciation (depreciation) on swap transactions.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2013:

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2013:

At October 31, 2013, the cost of investments for federal income tax purposes was $81,921,343; accordingly, accumulated net unrealized appreciation on investments was $3,643,033, consisting of $6,708,325 gross unrealized appreciation and $3,065,292 gross unrealized depreciation.

48

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Total Emerging Markets Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and options written, of Dreyfus Total Emerging Markets Fund (one of the series comprising Advantage Funds, Inc.) as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Total Emerging Markets Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 27, 2013

The Fund 49

IMPORTATION TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2013:

—the total amount of taxes paid to foreign countries was $179,006

—the total amount of income sourced from foreign countries was $2,565,296.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2013 calendar year with Form 1099-DIV which will be mailed in early 2014. For the fiscal year ended October 31, 2013, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $250,584 represents the maximum amount that may be considered qualified dividend income.

50

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 51

BOARD MEMBERS INFORMATION (Unaudited) (continued)

52

OFFICERS OF THE FUND (Unaudited)

The Fund 53

OFFICERS OF THE FUND (Unaudited) (continued)

54

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
57	Statement of Financial Futures
58	Statement of Options Written
59	Statement of Assets and Liabilities
60	Statement of Operations
61	Statement of Changes in Net Assets
63	Financial Highlights
67	Notes to Financial Statements
91	Report of Independent Registered Public Accounting Firm
92	Important Tax Information
93	Board Members Information
95	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dynamic
Total Return Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for DynamicTotal Return Fund (formerly Global Alpha Fund), covering the 12-month period from November 1, 2012, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Improving global economic conditions drove developed stock markets higher over much of the reporting period. Europe appeared to put the worst of its sovereign debt and banking crises behind it, and Japan embarked on a new economic course designed to reflate its long-stagnant domestic economy. However, the world’s emerging markets struggled with the effects of local economic slowdowns. As a result, equity market returns varied widely from one country to another over the past 12 months.

We currently expect global economic conditions to continue to improve in 2014, with stronger growth in many developed countries fueled by past and continuing monetary ease. The emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. In the United States, we anticipate accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through October 31, 2013, as provided by Vassilis Dagioglu, James Stavena,Torrey Zaches, and Joseph Miletich, Portfolio Managers of Mellon Capital Management Corporation, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2013, DynamicTotal Return Fund’s Class A shares produced a total return of 13.53%, Class C shares returned 12.71% and Class I shares returned 13.82%.1 In comparison, the fund’s benchmark, a hybrid index comprised of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index (half-hedged), produced a total return of 15.06% for the same period.2 Separately, the Morgan Stanley Capital International World Index (half-hedged) produced a total return of 26.68%, and the Citigroup World Government Bond Index (half-hedged) produced a –0.70% total return for the same period.The fund’s ClassY shares produced a total return of 6.99% for the period since their inception of July 1, 2013, through October 31, 2013.

Global equities rallied amid improved economic trends, but rising long-term interest rates undermined the world’s bond markets.The fund produced lower returns than the blended benchmark, primarily due to equity country selection especially among European countries and an underweight to the euro.

Effective November 21, 2013, the name of the fund was changed from “Global Alpha Fund” to “Dynamic Total Return Fund,” and the fund’s investment strategy changed.

The Fund’s Investment Approach

The fund seeks total return through investments in instruments that provide investment exposure to global stock, bond, and currency markets, and in fixed-income securities. For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among the long-term government bond markets.The most relevant long-term bond yield within each country serves as the expected return for each bond market. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Canada, Japan,Australia, and many Western European countries.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Effective November 21, 2013, the fund seeks total return through investments in instruments that provide investment exposure to global equity, bond, currency and commodity markets, and in fixed-income securities.

Stocks Up, Bonds Down in Recovering Global Economy

Stock markets throughout the developed world rallied as global economic conditions improved over the reporting period. In the United States, employment gains, rebounding housing markets, and an aggressively accommodative monetary policy drove major stock market indices to record highs.The worst of Europe’s financial crisis seems to be over, as evidenced by stronger economic data and rebounding stock prices in previously hard hit nations. Japan’s stock market was lifted by stimulative fiscal and monetary policies from a new government seeking to reflate the nation’s economy.

In global bond markets, sovereign debt securities generally lost a degree of value when longer term interest rates climbed in most regions, with the notable exception of Japan. Most foreign currencies also weakened against the U.S. dollar as investment capital flowed to larger developed markets, such as the United States, where the economic recovery proved relatively robust.

Focus on Equities Buoyed Fund Performance

Throughout the reporting period, we favored global stocks over bonds.This strategy enabled the fund to participate more fully in equity market gains and cushioned the impact of bond market weakness. However, our stock market selection strategy detracted from relative performance as the fund held overweight positions in higher quality, core European equity markets, such as Germany and the Netherlands, which lagged market averages during the reporting period. Underweight exposure to other European markets, such as Spain and France, prevented the fund from participating more fully in their gains.

Our allocation across global bond markets fared better.The fund successfully cushioned market declines through underweight positions in Canadian, German, and U.K. sovereign bonds, more than offsetting weakness stemming from overweight exposure to U.S.Treasury securities. However, the fund’s currency allocation was challenged by an underweight exposure to the euro and an overweight position in the Japanese yen. More positive results from tactical shifts to the British pound and Australian dollar were not enough to fully balance currency-related weakness in other regions.

During the reporting period, the fund successfully employed futures contracts, options and forward contracts to establish its allocations among global stock and bond markets.

Global Stocks Continue to Offer Attractive Values

Our quantitative models have continued to identify opportunities in all four of the alpha sources they consider. Although stocks have rallied, equity valuations have remained reasonable compared to historical norms, and equities have continued to provide better value than global bonds.Therefore, we recently increased the fund’s overweight exposure to global stock markets and further reduced its underweight position in fixed income markets.

Our stock market selection has continued to identify ample opportunities in Germany, and we also have established overweight positions in Hong Kong and Australia. Conversely, the fund has maintained underweight exposure to equity markets in Spain, France, and Switzerland. Our bond market selection model has found little value in most sovereign markets, leading to significantly underweight positions in U.K. and German government bonds. Finally, our currency model has favored the British pound and Japanese yen over the Canadian dollar and Swiss franc.

November 15, 2013

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market
liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional
securities.The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative.
Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors,
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through July 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: FACTSET – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand and the Far East.The Citigroup
World Government Bond Index is a market-capitalization weighted index which includes select designated government bond markets of developed countries. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: FactSet
†† The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dynamic Total Return Fund on May 2, 2006 (the fund’s inception date) to a $10,000 investment made on that date in each of the following: the Morgan Stanley Capital International World Index (the “MSCI Index”) (half-hedged); the
Citigroup World Government Bond Index 1 + World Index (the “CWGB Index”) (half-hedged); and an unmanaged hybrid index composed of 60% MSCI Index and 40% CWGB Index (the “Hybrid Index”). Returns assume all dividends and capital gain distributions are reinvested.
On June 18, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.
On September 24, 2013, the Board of Trustees (“Board”) approved, effective November 21, 2013, to change the name of the fund from “Global Alpha Fund” to “Dynamic Total Return Fund” and the fund’s investment strategy changed.
The fund invests primarily in instruments that provide exposure to global equity, bond and currency markets.The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The MSCI Index (half-hedged) is an unmanaged index of global stock market performance, including the United States, Canada,Australia, New Zealand and the Far East and includes net dividends reinvested.The CWGB Index (half-hedged) is an unmanaged index that tracks the performance of 22 government bond markets. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares).
†††	For comparative purposes, the value of the Index as of 4/30/06 is used as the beginning value on 5/2/06.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

STATEMENT OF INVESTMENTS

October 31, 2013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

The Fund 11

STATEMENT OF INVESTMENTS (continued)

The Fund 13

STATEMENT OF INVESTMENTS (continued)

The Fund 15

STATEMENT OF INVESTMENTS (continued)

The Fund 17

STATEMENT OF INVESTMENTS (continued)

The Fund 19

STATEMENT OF INVESTMENTS (continued)

The Fund 21

STATEMENT OF INVESTMENTS (continued)

The Fund 23

STATEMENT OF INVESTMENTS (continued)

The Fund 25

STATEMENT OF INVESTMENTS (continued)

The Fund 27

STATEMENT OF INVESTMENTS (continued)

The Fund 29

STATEMENT OF INVESTMENTS (continued)

The Fund 31

STATEMENT OF INVESTMENTS (continued)

The Fund 33

STATEMENT OF INVESTMENTS (continued)

The Fund 35

STATEMENT OF INVESTMENTS (continued)

The Fund 37

STATEMENT OF INVESTMENTS (continued)

The Fund 39

STATEMENT OF INVESTMENTS (continued)

The Fund 41

STATEMENT OF INVESTMENTS (continued)

The Fund 43

STATEMENT OF INVESTMENTS (continued)

The Fund 45

STATEMENT OF INVESTMENTS (continued)

The Fund 47

STATEMENT OF INVESTMENTS (continued)

The Fund 49

STATEMENT OF INVESTMENTS (continued)

The Fund 51

STATEMENT OF INVESTMENTS (continued)

The Fund 53

STATEMENT OF INVESTMENTS (continued)

The Fund 55

STATEMENT OF INVESTMENTS (continued)

BR—Bearer Certificate
CDI—Chess Depository Interest
CHF—Swiss Franc
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities
a Non-income producing security.
b The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors.At October 31, 2013, the value of these securities amounted to $13,729 or less than .01% of net assets.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

October 31, 2013

See notes to financial statements.

The Fund 57

STATEMENT OF OPTIONS WRITTEN

October 31, 2013

CHF—Swiss Franc
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013

See notes to financial statements.

The Fund 59

STATEMENT OF OPERATIONS

Year Ended October 31, 2013

a See Note 4.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

The Fund 61

STATEMENT OF CHANGES IN NET ASSETS (continued)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a Based on average shares outstanding at each month end. b Exclusive of sales charge. c The total return would have been 13.13% had the reimbursement for a trade error not been made by Mellon Capital.

See Note 4.

See notes to financial statements.

The Fund 63

FINANCIAL HIGHLIGHTS (continued)

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	The total return would have been 12.29% had the reimbursement for a trade error not been made by Mellon Capital.
See Note 4.
See notes to financial statements.

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	The total return would have been 13.42% had the reimbursement for a trade error not been made by Mellon Capital.
See Note 4.
See notes to financial statements.

The Fund 65

FINANCIAL HIGHLIGHTS (continued)

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	The total return would have been 6.62% had the reimbursement for a trade error not been made by Mellon Capital.
See Note 4.
d	Not annualized.
e	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dynamic Total Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund.The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

The Company’s Board of Directors (the “Board”) approved, effective November 21, 2013, a change in the fund’s name from “Global Alpha Fund” to “Dynamic Total Return Fund”.

At a meeting held on June 18, 2013, the Board approved, effective July 1, 2013: (a) for the fund to offer Class Y shares; and, (b) an increase in the authorized shares of the fund from 400 million to 500 million and authorized 100 million Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and ClassY (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Y shares are sold at net asset value per share to certain investors, including certain

The Fund 67

NOTES TO FINANCIAL STATEMENTS (continued)

institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

The Fund 69

NOTES TO FINANCIAL STATEMENTS (continued)

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

The Fund 71

NOTES TO FINANCIAL STATEMENTS (continued)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2013 were as follows:

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation,

The Fund 73

NOTES TO FINANCIAL STATEMENTS (continued)

repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $656,893, accumulated capital losses $80,315,709 and unrealized appreciation $28,360,949.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013. If not applied, $60,210,397 of the carryover expires in fiscal year 2016 and $18,336,453 expires in fiscal year 2017. The fund has $1,768,859 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2013 and October 31, 2012 were as follows: ordinary income $75,681 and $0, respectively.

During the period ended October 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency transactions, real estate investment trusts and swap periodic payments, the fund increased accumulated undistributed investment income-net by $57,849 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, which replaced Accounting Standards Update No. 2011-11

The Fund 75

NOTES TO FINANCIAL STATEMENTS (continued)

(“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to enforceable master netting arrangements (“MNA”) or similar agreements. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, from November 1, 2012 through July 1, 2014 for Class A, Class C and Class I shares and from July 1, 2013 through July 1, 2014 for ClassY shares, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $118,890 during the period ended October 31, 2013.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended October 31, 2013, the Distributor retained $5,859 from commissions earned on sales of the fund’s Class A shares and $449 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2013, Class C shares were charged $60,186 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, Class A and Class C shares were charged $41,562 and $20,062, respectively, pursuant to the Shareholder Services Plan.

The Fund 77

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $6,681 for transfer agency services and $235 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $30.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2013, the fund was charged $106,444 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $117 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2013, the fund was charged $8,887 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $258,878, Distribution Plan fees $5,683, Shareholder Services Plan fees $6,505, custodian fees $37,735, Chief Compliance Officer fees $7,445 and transfer agency fees $1,470, which are offset against an expense reimbursement currently in effect in the amount of $7,100.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions, forward contracts and swaps transactions, during the period ended October 31, 2013, amounted to $55,896,614 and $2,082,322, respectively.

During the period ended October 31, 2013, the fund was reimbursed $796,336 by Mellon Capital for a loss resulting from a trade error.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in

The Fund 79

NOTES TO FINANCIAL STATEMENTS (continued)

the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2013 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, the values of equities, or as a substitute for an investment.The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended October 31, 2013:

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract

The Fund 81

NOTES TO FINANCIAL STATEMENTS (continued)

is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The following summarizes open forward contracts at October 31, 2013:

The Fund 83

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund 85

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparties:
a	Bank of America
b	Bank of Montreal
c	BNP Paribas
d	Citigroup
e	Credit Suisse
f	Deutsche Bank
g	Goldman Sachs International
h	HSBC
i	Royal Bank of Canada
j	Standard Chartered Bank
k	UBS

The Fund 87

NOTES TO FINANCIAL STATEMENTS (continued)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk.This risk is mitigated by MNA between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open total return swaps entered into by the fund at October 31, 2013.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2013 is shown below:

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities–Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on swap agreements.
5	Unrealized appreciation on forward foreign currency exchange contracts.
6	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2013 is shown below:

The Fund 89

NOTES TO FINANCIAL STATEMENTS (continued)

Statement of Operations location:
7	Net realized gain (loss) on financial futures.
8	Net realized gain (loss) on options transactions.
9	Net realized gain (loss) on forward foreign currency exchange contracts.
[10] Net realized gain (loss) on swap transactions.
[11] Net unrealized appreciation (depreciation) on financial futures.
[12] Net unrealized appreciation (depreciation) on options transactions.
[13] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[14] Net unrealized appreciation (depreciation) on swap transactiions.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2013:

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2013:

At October 31, 2013, the cost of investments for federal income tax purposes was $256,645,186; accordingly, accumulated net unrealized appreciation on investments was $27,632,255, consisting of $32,982,736 gross unrealized appreciation and $5,350,481 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dynamic Total Return Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments, financial futures and options written, of Dynamic Total Return Fund (formally, Global Alpha Fund) (one of the series comprising Advantage Funds, Inc.) as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dynamic Total Return Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 27, 2013

The Fund 91

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended October 31, 2013 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2013, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $75,681 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2014 of the percentage applicable to the preparation of their 2013 income tax returns.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 93

BOARD MEMBERS INFORMATION (Unaudited) (continued)

OFFICERS OF THE FUND (Unaudited)

The Fund 95

OFFICERS OF THE FUND (Unaudited) (continued)

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $225,816 in 2012 and $193,756 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,000 in 2012 and $38,544 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2012 and $-0- in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $43,947 in 2012 and $50,475 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2012 and $-0- in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $112 in 2012 and $75 in 2013. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2012 and $-0- in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $47,346,640 in 2012 and $53,266,415 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc. By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	December 18, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)